UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.

MAN-GLENWOOD LEXINGTON, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2010
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS

                                                                            PAGE
                                                                           -----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................       1
FINANCIAL STATEMENTS:
   Statement of Assets and Liabilities .................................       2
   Statement of Operations .............................................       3
   Statements of Changes in Net Assets .................................       4
   Statement of Cash Flows .............................................       5
   Notes to Financial Statements .......................................    6-12
FUND MANAGEMENT (Unaudited) ............................................      13
INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) .....................   14-15

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)                                           DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company") as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington, LLC as of March 31, 2010, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

May 26, 2010
Chicago, Illinois
                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010

ASSETS:
   Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
      at fair value                                                   $ 31,457,028
   Cash and cash equivalents                                               835,494
   Receivable for investments sold                                       4,579,979
   Fund investments made in advance                                        124,555
   Other assets                                                             19,516
                                                                      ------------
      Total assets                                                      37,016,572
                                                                      ------------
LIABILITIES:
   Capital withdrawals payable                                           5,023,900
   Capital contributions received in advance                               124,555
   Accrued professional fees payable                                        90,251
   Investor servicing fee payable                                           45,162
   Adviser fee payable                                                      22,522
   Administrative fee payable                                                6,250
   Other liabilities                                                        50,655
                                                                      ------------
      Total liabilities                                                  5,363,295
                                                                      ------------
NET ASSETS                                                            $ 31,653,277
                                                                      ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                          $ 25,575,101
   Accumulated net investment loss                                     (14,819,177)
   Accumulated realized gain on investments                             17,410,450
   Accumulated net unrealized appreciation on investments                3,486,903
                                                                      ------------
NET ASSETS                                                            $ 31,653,277
                                                                      ============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 287,805.452 units of beneficial interest)   $     109.98
                                                                      ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010

NET INVESTMENT LOSS ALLOCATED FROM
   MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Interest                                                            $    1,006
   Gross expenses                                                        (568,054)
   Expense waiver                                                          48,215
                                                                       ----------
      Net investment loss allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC                (518,833)
                                                                       ----------
FUND INVESTMENT INCOME:
   Interest                                                                    47
                                                                       ----------
      Total fund investment income                                             47
                                                                       ----------
FUND EXPENSES:
   Investor servicing fee                                                 205,614
   Adviser fee                                                            103,501
   Administrative fee                                                      25,000
   Professional fees                                                      193,951
   Transfer agency fee                                                     97,389
   Printing fee                                                            43,118
   Board of Managers fee                                                   27,000
   Registration fee                                                         4,829
   Other expenses                                                           4,944
                                                                       ----------
      Total fund expenses                                                 705,346
   Less contractual expense waiver                                       (288,621)
                                                                       ----------
      Net fund expenses                                                   416,725
                                                                       ----------
NET INVESTMENT LOSS                                                      (935,511)
                                                                       ----------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
   LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Net realized gain on investments                                        14,549
   Net change in unrealized appreciation on investments                 3,138,149
                                                                       ----------
      Net realized and unrealized gain on investments allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC               3,152,698
                                                                       ----------
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                      $2,217,187
                                                                       ==========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2010 AND 2009

                                                 YEAR ENDED       YEAR ENDED
                                               MARCH 31, 2010   MARCH 31, 2009
                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                          $   (935,511)    $ (1,819,924)
   Net realized gain on investments                   14,549        1,978,601
   Net change in unrealized appreciation
      (depreciation) on investments                3,138,149       (9,129,389)
                                                ------------     ------------
      Increase (decrease) in net assets from
         investment activities                     2,217,187       (8,970,712)
                                                ------------     ------------
CAPITAL TRANSACTIONS:
   Capital contributions                           3,700,530        6,708,340
   Capital withdrawals                           (20,227,114)     (19,164,530)
                                                ------------     ------------
NET CAPITAL TRANSACTIONS                         (16,526,584)     (12,456,190)
NET ASSETS--Beginning of year                     45,962,674       67,389,576
                                                ------------     ------------
NET ASSETS--End of year                         $ 31,653,277     $ 45,962,674
                                                ============     ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                                $  2,217,187
   Adjustments to reconcile increase in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment in Man-Glenwood Lexington Associates Portfolio, LLC       (309,507)
      Sales of investment in Man-Glenwood Lexington Associates Portfolio, LLC         17,936,739
      Net appreciation of investment in Man-Glenwood Lexington
         Associates Portfolio, LLC                                                    (2,633,865)
      Decrease in other assets                                                           113,880
      Decrease in adviser fee payable                                                    (44,031)
      Decrease in administrative fee payable                                              (8,333)
      Decrease in accrued professional fees payable                                      (83,845)
      Decrease in investor servicing fee payable                                         (19,673)
      Decrease in other liabilities                                                      (21,563)
                                                                                    ------------
      Net cash provided by operating activities                                       17,146,989
                                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                                 884,496
   Capital withdrawals                                                               (17,332,818)
                                                                                    ------------
      Net cash used in financing activities                                          (16,448,322)
                                                                                    ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                                698,667
                                                                                    ------------
CASH AND CASH EQUIVALENTS--Beginning of year                                             136,827
                                                                                    ------------
CASH AND CASH EQUIVALENTS--End of year                                              $    835,494
                                                                                    ============
SUPPLEMENTAL DISCLOSURES:
   Transfer of Investor Interests                                                   $  2,842,589
                                                                                    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2010

1.   ORGANIZATION

     Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on August 6, 2002 and initially funded on January 21, 2003 (inception date) with operations formally commencing on April 1, 2003.

     The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 Act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2010, the Company owned approximately 38.8% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

     Man Investments (USA) LLC (formerly Glenwood Capital Investments, LLC) (the "Adviser") serves as the Company's investment adviser. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investments Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Board has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES

     In June 2009, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 168, THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES-A REPLACEMENT OF FAS NO. 162, which has been codified into Accounting Standards Codification Topic 105 GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"), which establishes the FASB Accounting Standards Codification (the "Codification" or "ASC") as the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by nongovernmental entities. This statement is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of this Statement, the Codification superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative. The adoption of ASC 105 required the Company to adjust references to authoritative accounting literature in the financial statements, but did not affect the Company's financial position or results of operations. The Company implemented the Codification as of September 30, 2009.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are primarily limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at net asset value in accordance with ASC 946, FINANCIAL SERVICES - INVESTMENT COMPANIES. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and the differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received by the Portfolio Company, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. In July 2009, the Company received an in-kind distribution of securities from an investment fund. See the Portfolio Company financial statements for related disclosures.

     Realized gains and losses on investment funds of the Portfolio Company, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2010, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 30.0% for incentive fees and allocations.

     The Company invests in the Portfolio Company, which holds its portfolio of investments at fair value. The Portfolio Company applies the provisions in ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, ("ASC 820"). Refer to Note 2 of the Portfolio Company financials, attached to this report, for related ASC 820 disclosures.

     In September 2009, the FASB issued Accounting Standards Update No. 2009-12, INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT), AN AMENDMENT OF FAIR VALUE MEASUREMENTS AND DISCLOSURE (TOPIC 820), or ("ASU 2009-12"). This amendment provides additional guidance on using the net asset value per share, provided by an investee, when estimating the fair value of an alternate investment that does not have a readily determinable fair value and enhances the disclosures concerning these investments. Examples of alternate investments, within the scope of this amendment, include investments in hedge funds, private equity funds, real estate funds, and venture capital partnerships. The adoption of ASU 2009-12 had no impact on the net assets of the Company, however the adoption did impact the classification of the investments in the fair value hierarchy as described below.

     Investments that the Company is able to fully redeem at the net asset value in the "near term" have been classified as Level 2 investments. Investments that cannot be fully redeemed at the net asset value in the "near term" have been classified as Level 3. The Advisor has determined that investments that are not able to be redeemed at the net asset value in the "near term" are investments that generally have one or more of the following characteristics; gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days. As a result, in accordance with ASU 2009-12, the Company transferred its investment in the Portfolio Company from a Level 3 to Level 2 fair value measurement at year-end on a prospective basis. The categorization of investments held by the Portfolio Company has been disclosed in the attached financial statements.

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

     FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.00% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company pays the Adviser an administrative services fee (the "Adviser Fee") for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

     The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

     The Adviser is contractually obligated to reimburse annual operating expenses, including expenses allocated from the Portfolio Company, in excess of 2.25% of average net assets of the Company through January 31, 2011. The Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Portfolio Company to exceed the expense reimbursement percentages set forth above.

     INVESTMENT INCOME -- Interest income is recorded on an accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore it is unlikely that the Company would be subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2006, 2007, 2008, and 2009 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.   CAPITAL STRUCTURE

     The Company accepts initial and additional contributions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any contribution at any time. Members of the Company will not have the right to require the Company to withdraw their investments.

     There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

     The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2009 and September 30, 2009, December 31, 2009 and March 31, 2010.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2010

3.   CAPITAL STRUCTURE (CONTINUED)

     The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

     The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

     Units of capital activity, except for non-cash transfer activity, for the year ended March 31, 2010 were as follows:

                            Units
                        -------------
As of April 1, 2009      439,883.577
Units Issued               7,967.792
Units Repurchased       (160,045.917)
                        ------------
Net Units Repurchased   (152,078.125)
                        ------------
As of March 31, 2010     287,805.452
                        ============

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2010

4.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the years indicated:

                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                               MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                  2010              2009              2008              2007              2006
                              -----------       -----------       -----------       -----------       -----------
Net asset value, beginning
   of year                    $    104.49       $    120.97       $    121.45       $    120.05       $    105.79
Net investment loss                 (2.53)            (3.51)            (4.46)            (4.67)            (4.40)
Realized and unrealized
   gain (loss) on
   investments                       8.02            (12.97)             3.98              6.07             18.66
                              -----------       -----------       -----------       -----------       -----------
Total from operations                5.49            (16.48)            (0.48)             1.40             14.26
                              -----------       -----------       -----------       -----------       -----------
Net asset value, end of
   year                       $    109.98       $    104.49       $    120.97       $    121.45       $    120.05
                              ===========       ===========       ===========       ===========       ===========
Net assets, end of year       $31,653,277       $45,962,674       $67,389,576       $73,112,982       $77,069,807
Ratio of net investment
   loss to average net
   assets (1)                       (2.26)%(2)        (3.04)%(3)        (3.50)%(4)        (3.90)%(5)        (3.89)%(6)
                              -----------       -----------       -----------       -----------       -----------
Ratio of operating
   expenses to average net
   assets (1)                        2.25%             2.81%(7)          3.00%             3.00%             3.00%
Ratio of allocated bank
   borrowing expense to
   average net assets                0.01%             0.27%             0.63%             1.03%             0.93%
                              -----------       -----------       -----------       -----------       -----------
Ratio of total expenses
   to average net assets(1)          2.26%(2)          3.08%(3)          3.63%(4)          4.03%(5)          3.93%(6)
                              ===========       ===========       ===========       ===========       ===========
Total return                         5.25%           (13.62)%           (0.40)%            1.17%            13.48%
Portfolio turnover (8)              23.52%            27.51%            33.51%            27.39%            50.78%

(1) Ratios of net investment loss and expenses do not include expenses of the underlying investment funds of the Portfolio Company.

(2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.07)% and 3.07%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.63)% and 3.66%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.81)% and 3.94%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.22)% and 4.35%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.21)% and 4.25%, respectively.

(7) For the period April 1, 2008 through December 31, 2008, the total expense cap was 3.00%. Effective January 1, 2009 the total expense cap was changed to 2.25%.

(8)  Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2010

5.   SUBSEQUENT EVENTS

     The Company adopted the provisions in ASC Topic 855, SUBSEQUENT EVENTS. The Company has evaluated the impact of subsequent events through the date of financial statement issuance noting no items that require adjustment to or disclosure in the financial statements.

                                      *****

MAN-GLENWOOD LEXINGTON, LLC

FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Board of Managers of the Company is set forth below.

                                                              TERM OF OFFICE                               NUMBER OF       OTHER
                                       POSITION(S) HELD         AND LENGTH        PRINCIPAL OCCUPATION       FUNDS     DIRECTORSHIPS
NAME, AGE AND ADDRESS                      WITH FUND          OF TIME SERVED       DURING PAST 5 YEARS      OVERSEEN        HELD
---------------------                --------------------   -----------------   ------------------------   ---------   -------------
John B. Rowsell, 52                  Manager, Chief         Manager since       Chief Executive Officer    Three       None
Man Investments (USA) LLC (MI USA)   Executive Officer      1/18/08 President   (2007), President (2003)
123 N. Wacker Drive, 28th Floor      of MI USA, Principal   and Principal       and member of Investment
Chicago, Illinois 60606              Executive Officer      Executive Officer   Committee (2001), MI
                                                            since 1/13/04       USA (investment adviser)

Marvin L. Damsma, 63                 Manager                Perpetual until     Managing Partner and       Three       None
c/o Man-Glenwood Lexington, LLC                             resignation or      Chief Executive Officer
123 N. Wacker Drive, 28th Floor                             removal Manager     of Octopus Technology
Chicago, Illinois 60606                                     since 1/20/03       Solutions, LLC

Dale M. Hanson, 67                   Manager                Perpetual until     Principal/partner of       Three       None
c/o Man-Glenwood Lexington, LLC                             resignation or      American Partners
123 N. Wacker Drive, 28th Floor                             removal Manager     Consulting, a marketing
Chicago, Illinois 60606                                     since 1/20/03       organization

Principal Officers Who Are Not
Managers:

Alicia Derrah, 52                    Treasurer and          Since 1/20/03       Chief Financial Officer,
                                     Principal Financial                        MI USA (investment
                                     and Accounting                             adviser)
                                     Officer

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 15, 2010, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in considering the amendment and renewal the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of the Adviser's investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of the members of the investment board who provide the investment advisory services to the Company and the current staffing levels and additions. The Board received information regarding the internal organization of Man Investments globally, the Adviser's role, and the continued commitment of resources to the Adviser. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board was not fully satisfied with the performance of the Company but recognized that a significant amount of liquidity was needed for the Company to maintain liquidity sufficient to honor tender requests during the turmoil in the global markets. The Board also noted that peer group funds generally maintained a higher risk level and less liquidity than the Company. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance preserved capital relative to other investments, consistent with the Company's objectives, and in relation to the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. The Board noted that the Adviser agreed to voluntarily extend the fee cap for the Company. The Board concluded that based on the information it had received that the advisory fee was prudent and that such fee was reasonable and appropriate.

MAN-GLENWOOD LEXINGTON, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser has in the past received a modest profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company, and that the voluntary continuation of the expense cap likely would result in the Adviser not receiving any profit from the Advisory Agreement. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company may not be profitable (or may be only nominally profitable) to the Adviser, the Adviser has voluntarily agreed to extend the expense cap, has committed to its continued support and commitment to the fund of funds business, and has expanded its portfolio management and marketing support teams, and that these factors, among others, support the continuation of the advisory fee. Based on review of the information received, the Board concluded that the advisory fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve the renewal of the Advisory Agreement for an additional annual term.

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2010
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS

                                                                            PAGE
                                                                           -----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................       1
FINANCIAL STATEMENTS:
   Schedule of Investments .............................................     2-4
   Statement of Assets and Liabilities .................................       5
   Statement of Operations .............................................       6
   Statements of Changes in Net Assets .................................       7
   Statement of Cash Flows .............................................       8
   Notes to Financial Statements .......................................    9-18
FUND MANAGEMENT (Unaudited) ............................................      19
INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) .....................   20-21

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)                                           DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the management of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2010, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $74,209,396 (78.34% of total assets) as of March 31, 2010, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.

/s/ DELOITTE & TOUCHE LLP

May 26, 2010
Chicago, Illinois
                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2010

          STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
                        AND REGISTERED INVESTMENT COMPANY

                                  (PIE CHART)

Event Driven                    31.1%
Global Macro                    26.6%
Equity Hedged                   24.7%
Managed Futures                 12.4%
Relative Value                   5.2%
Registered Investment Company    0.0%

                                                                                      % OF
INVESTMENT FUNDS                                           COST       FAIR VALUE   NET ASSETS
----------------                                       -----------   -----------   ----------
EQUITY HEDGED
Amiya Global Emerging Opportunities Fund, LP           $ 1,700,000   $ 2,106,212       2.60%
Atlas Fundamental Trading Fund, LP                       1,328,351     1,330,801       1.64%
Coatue Qualified Partners, LP                            1,165,536     2,123,589       2.62%
Concentric European Fund LLC                               676,116       119,203       0.15%
Dabroes Investment Fund LP                               2,025,000     1,961,485       2.42%
Horizon Portfolio LP                                     2,248,439     2,628,024       3.25%
Ivory Flagship Fund, LP                                  1,406,219     2,169,929       2.68%
Meditor Euro Hedge Fund (B) Ltd.                         1,772,724     1,899,058       2.35%
Tontine Partners LP (Class C)                            1,496,181       150,718       0.19%
Whitney Japan Strategic, LP                              1,754,069     2,132,090       2.63%
Zebedee Focus Fund Ltd.                                  1,293,411     1,742,513       2.15%
                                                       -----------   -----------      -----
TOTAL EQUITY HEDGED                                     16,866,046    18,363,622      22.68%
                                                       -----------   -----------      -----
EVENT DRIVEN
Altima Global Special Situations Fund LP                 2,108,303     1,826,054       2.25%
Brigade Leveraged Capital Structured Fund, LP            2,156,092     2,513,872       3.10%
Castlerigg Partners LP                                     525,141       342,218       0.42%
Centaurus Alpha Fund LP                                      7,208         5,589       0.01%
Cerberus SPV, LLC                                        1,923,533     1,988,747       2.46%
CFIP Domestic Fund                                       2,251,972     2,887,062       3.57%
Chatham High Yield, Ltd.                                 1,800,000     2,277,949       2.81%
Fir Tree Capital Opportunities, LP                       2,654,112     3,005,226       3.71%
Greywolf Capital Partners II, LP                           248,800       159,790       0.20%
King Street Capital, LP                                    679,327     1,864,528       2.30%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

MARCH 31, 2010

                                                                                      % OF
INVESTMENT FUNDS                                           COST       FAIR VALUE   NET ASSETS
----------------                                       -----------   -----------   ----------
EVENT DRIVEN (CONTINUED)
Liberty Harbor I, LLC                                  $   161,238   $   153,723       0.19%
Owl Creek II LP                                          1,184,846     1,562,141       1.93%
Steel Partners Holdings, LP                                 27,438        27,525       0.03%
Steel Partners II Liquidating Series Trust                 715,759       577,788       0.71%
Steel Partners II, LP                                        7,922            --       0.00%
Suttonbrook Capital Partners, LP                         2,028,708     1,919,794       2.37%
Tontine Capital Partners LP (Class C)                    1,315,060       202,288       0.25%
TPG Credit Opportunities Fund LP                         1,600,000     1,363,592       1.69%
ValueAct Capital Partners, LP                              944,077       370,569       0.46%
                                                       -----------   -----------      -----
TOTAL EVENT DRIVEN                                      22,339,536    23,048,455      28.46%
                                                       -----------   -----------      -----
GLOBAL MACRO
Black River Commodity Multi-Strategy Fund, LLC              52,490        61,871       0.08%
Blenheim Fund, LP                                          738,897     2,051,786       2.53%
Breven Howard Fund II Macro FX Fund                      1,900,000     1,914,811       2.36%
Bridgewater Pure Alpha Fund II, LLC                      1,627,935     2,013,823       2.49%
COMAC Global Macro Fund, LP                              2,300,000     2,764,382       3.41%
GS JBWere Global Trading Strategies (Cayman) Fund        2,300,000     2,229,228       2.75%
QFR Victoria Fund, Ltd.                                  1,700,000     1,751,893       2.16%
QFS Global Macro Fund LLC                                2,142,753     2,299,129       2.84%
Touradji Global Resources Fund, LP (Series A)              219,134       419,202       0.52%
WCG Partners LP (Class A)                                1,637,612     2,116,278       2.62%
Woodbine Capital Fund LLC                                2,100,000     2,147,110       2.65%
                                                       -----------   -----------      -----
TOTAL GLOBAL MACRO                                      16,718,821    19,769,513      24.41%
                                                       -----------   -----------      -----
MANAGED FUTURES
Crabel Fund, LP (Class A)                                2,386,537     2,358,016       2.91%
Quantitative Global 1X Fund LLC                          2,525,000     2,324,536       2.87%
Robeco Transtrend Diversified Fund LLC                   2,350,000     2,380,105       2.94%
Roy G. Niederhoffer Diversified Fund (Offshore) Ltd.     2,350,000     2,108,045       2.61%
                                                       -----------   -----------      -----
TOTAL MANAGED FUTURES                                    9,611,537     9,170,702      11.33%
                                                       -----------   -----------      -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2010

                                                                                      % OF
INVESTMENT FUNDS                                           COST       FAIR VALUE   NET ASSETS
----------------                                       -----------   -----------   ----------
RELATIVE VALUE
Amaranth Partners, LLC                                 $   683,715   $   254,321       0.31%
Tempo Volatility Fund LLC                                1,700,000     1,703,941       2.10%
Waterstone Market Neutral Fund                           1,234,892     1,898,842       2.35%
                                                       -----------   -----------     ------
TOTAL RELATIVE VALUE                                     3,618,607     3,857,104       4.76%
                                                       -----------   -----------     ------
TOTAL INVESTMENT FUNDS                                  69,154,547    74,209,396      91.64%
                                                       -----------   -----------     ------
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.010%* (Shares 470)                         470           470       0.00%
                                                       -----------   -----------     ------
TOTAL REGISTERED INVESTMENT COMPANY                            470           470       0.00%
                                                       -----------   -----------     ------
TOTAL INVESTMENT FUNDS AND
   REGISTERED INVESTMENT COMPANY                       $69,155,017    74,209,866      91.64%
                                                       ===========
Plus: remaining assets in excess of liabilities                        6,768,358       8.36%
                                                                     -----------     ------
NET ASSETS                                                           $80,978,224     100.00%
                                                                     ===========     ======

FUTURES - A summary of the open futures contracts held by the Company at March 31, 2010, is as follows:

                            NUMBER OF   EXPIRATION    UNREALIZED
TYPE OF CONTRACT            CONTRACTS      DATE      DEPRECIATION
----------------            ---------   ----------   ------------
Russell 2000 Index E-MINI       11       June 2010      $(5,500)
                                                        =======

*    Rate shown is the 7-day effective yield as of March 31, 2010.

     Amounts designated as "--" are $0.

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010

ASSETS:
   Investment funds and registered investment company
      at fair value (cost--$69,155,017)                              $ 74,209,866
   Cash and cash equivalents                                           12,638,034
   Deposits with broker                                                   592,548
   Receivable for investments sold                                      5,129,353
   Fund investments made in advance                                     2,150,000
   Other assets                                                             9,142
                                                                     ------------
         Total assets                                                  94,728,943
                                                                     ------------
LIABILITIES:
   Capital withdrawals payable                                         12,585,224
   Capital contributions received in advance                              622,035
   Management fee payable                                                 232,863
   Accrued professional fees payable                                      221,734
   Administrative fee payable                                              69,275
   Unrealized depreciation on futures contracts                             5,500
   Other liabilities                                                       14,088
                                                                     ------------
         Total liabilities                                             13,750,719
                                                                     ------------
NET ASSETS                                                           $ 80,978,224
                                                                     ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                         $ 59,004,563
   Accumulated net investment loss                                    (22,127,976)
   Accumulated realized gain on investment funds, common stock
      and futures contracts                                            39,052,288
   Accumulated net unrealized appreciation on investment funds
      and registered investment company                                 5,054,849
   Accumulated net unrealized depreciation on futures contracts            (5,500)
                                                                     ------------
NET ASSETS                                                           $ 80,978,224
                                                                     ============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 66,226.069 units of beneficial interest)   $   1,222.75
                                                                     ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010

INVESTMENT INCOME:
   Interest                                                     $     2,405
                                                                -----------
TOTAL INVESTMENT INCOME                                               2,405
                                                                -----------
EXPENSES:
   Management fee                                                 1,004,941
   Administrative fee                                                92,153
   Professional fees                                                217,006
   Board of Managers fee                                             28,235
   Custody fee                                                       10,052
   Loan commitment fee                                                7,333
   Interest expense                                                     206
   Other                                                             19,401
                                                                -----------
      Total expenses                                              1,379,327
   Less contractual expense waiver                                 (115,232)
                                                                -----------
      Net expenses                                                1,264,095
                                                                -----------
NET INVESTMENT LOSS                                              (1,261,690)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds                          1,632,257
   Net realized loss on common stock                                 (2,853)
   Net realized loss on futures contracts                        (1,288,646)
   Net change in unrealized appreciation on investment funds
      and registered investment company                           6,828,692
   Net change in unrealized appreciation on futures contracts       371,460
                                                                -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   7,540,910
                                                                -----------
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES               $ 6,279,220
                                                                ===========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2010 AND 2009

                                                            YEAR ENDED       YEAR ENDED
                                                          MARCH 31, 2010   MARCH 31, 2009
                                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                     $ (1,261,690)    $ (2,808,679)
   Net realized gain on investment funds, common stock
      and futures contracts                                     340,758        4,527,653
   Net change in unrealized appreciation (depreciation)
      on investment funds, registered investment
      company, and futures contracts                          7,200,152      (21,208,035)
                                                           ------------     ------------
         Increase (decrease) in net assets from
            investment activities                             6,279,220      (19,489,061)
                                                           ------------     ------------
CAPITAL TRANSACTIONS:
   Capital contributions                                      2,347,957       14,877,695
   Capital withdrawals                                      (33,774,074)     (42,380,472)
                                                           ------------     ------------
NET CAPITAL TRANSACTIONS                                    (31,426,117)     (27,502,777)
NET ASSETS--Beginning of year                               106,125,121      153,116,959
                                                           ------------     ------------
NET ASSETS--End of year                                    $ 80,978,224     $106,125,121
                                                           ============     ============

 See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities               $  6,279,220
   Adjustments to reconcile net increase in net assets
      from investment activities to net cash provided
      by operating activities:
      Purchases of investment funds                                 (20,777,438)
      Sales of investment funds and common stock                     59,514,530
      Sales of registered investment company                          1,160,021
      Net change in unrealized (appreciation) depreciation
         on investment funds and registered investment
         company                                                     (6,828,692)
      Net realized gain on investment funds and common stock         (1,629,404)
      Net change in unrealized appreciation on futures contracts       (371,460)
      Decrease in deposits with brokers                               1,420,471
      Decrease in other assets                                           72,839
      Decrease in management fee payable                                (54,967)
      Decrease in administrative fee payable                            (20,097)
      Increase in accrued professional fees payable                     161,656
      Decrease in other liabilities                                    (104,434)
                                                                   ------------
         Net cash provided by operating activities                   38,822,245
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Capital contributions                                           2,969,992
      Capital withdrawals                                           (30,948,847)
                                                                   ------------
         Net cash used in financing activities                      (27,978,855)
                                                                   ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                            10,843,390
                                                                   ------------
CASH AND CASH EQUIVALENTS--Beginning of year                          1,794,644
                                                                   ------------
CASH AND CASH EQUIVALENTS--End of year                             $ 12,638,034
                                                                   ============
SUPPLEMENTAL DISCLOSURES:
      Cash paid for interest                                       $        206
                                                                   ============
      In-kind distribution of interest in investment fund          $  1,134,451
                                                                   ============
      Non-cash transfer between investment funds                   $  1,923,533
                                                                   ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2010

1.   ORGANIZATION

     Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

     The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Man Investments (USA) LLC (formerly Glenwood Capital Investments, LLC) serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES

     In June 2009, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 168, THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES-A REPLACEMENT OF FAS NO. 162, which has been codified into Accounting Standards Codification Topic 105 GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"), which establishes the FASB Accounting Standards Codification (the "Codification"or "ASC") as the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by nongovernmental entities. This statement is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of this Statement, the Codification superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative. The adoption of ASC 105 required the Company to adjust references to authoritative accounting literature in the financial statements, but did not affect the Company's financial position or results of operations. The Company implemented the Codification as of September 30, 2009.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") as of the close of business at the end of each fiscal period, generally monthly. The Company's investments are valued at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. The net asset value of the investment funds is determined in accordance with ASC 946, FINANCIAL SERVICES - INVESTMENT COMPANIES. The fair value will represent the amount that the Company could reasonably expect to receive from an investment fund, or from a third party if the Company's interest were redeemed or sold at the time of valuation, based on information available at that time that the Adviser reasonably believes to be reliable. Under some circumstances, the Company or the Adviser may determine, based on other information available to the Company or the Adviser, that an investment fund's reported valuation does not represent fair value. In such cases, the Company assesses the fair value of such investment fund based on any relevant information available at the time the Company values its portfolio, including the most recent value reported by the investment fund. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. In July 2009, the Company received a distribution of securities from an investment fund at fair value of $1,134,451. The Company subsequently sold the securities at a loss of $2,853.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds and common stock, are determined on an identified cost basis.

     The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Such withdrawals or redemptions, upon acceptance, are generally satisfied in cash. However, security or in-kind distributions may occur depending on specific facts and circumstances. Contribution or subscription requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2010, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 30.0% for incentive fees and allocations.

     FAIR VALUE MEASUREMENTS -- The Company applies the provisions in ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, ("ASC 820") which provides enhanced guidance for using fair value to measure assets and liabilities. ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3).

     The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at March 31, 2010:

                                                                     Fair Value Measurements
                                                   ----------------------------------------------------------
                                                    Quoted Prices in    Significant Other   Significant Other
                                                   Active Markets for       Observable         Unobservable
                                Fair Value as of    Identical Assets          Inputs              Inputs
Description                      March 31, 2010         (Level 1)           (Level 2)           (Level 3)
-----------                     ----------------   ------------------   -----------------   -----------------
Investment Funds                  $ 74,209,396          $    --            $64,839,904          $9,369,492
Registered Investment Company              470              470                     --                  --
Futures                                 (5,500)          (5,500)                    --                  --
                                  ------------          -------            -----------          ----------
   Total                          $ 74,204,366          $(5,030)           $64,839,904          $9,369,492
                                  ============          =======            ===========          ==========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 4/1/09         $ 97,797,459
Purchases (sales), net                  (32,046,159)
Realized gain                             1,629,404
Change in unrealized appreciation         6,828,692
Transfers out of Level 3                (64,839,904)
                                       ------------
ENDING BALANCE AS OF 3/31/10           $  9,369,492
                                       ============
Changes in net appreciation included
in earnings related to investments
still held at reporting date           $  2,247,531
                                       ============

In September 2009, the FASB issued Accounting Standards Update No. 2009-12, INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT), AN AMENDMENT OF FAIR VALUE MEASUREMENTS AND DISCLOSURE (TOPIC 820) ("ASU 2009-12"). This amendment provides additional guidance on using the net asset value per share, provided by an investee, when estimating the fair value of an alternate investment that does not have a readily determinable fair value and enhances the disclosures concerning these investments. Examples of alternate investments, within the scope of this amendment, include investments in hedge funds, private equity funds, real estate funds, and venture capital partnerships. The adoption of ASU 2009-12 had no impact on the net assets of the Company, however the adoption did impact the classification of the investments in the fair value hierarchy as described below.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments that the Company is able to fully redeem at the net asset value in the "near term" have been classified as Level 2 investments. Investments that cannot be fully redeemed at the net asset value in the "near term" have been classified as Level 3. The Advisor has determined that investments that are not able to be redeemed at the net asset value in the "near term" are investments that generally have one or more of the following characteristics; gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days. As a result, in accordance with ASU 2009-12, the Company transferred certain investment funds (or components thereof) from a Level 3 to Level 2 fair value measurement at year-end on a prospective basis.

     The following is a summary of the nature and risk of the Company's investments by major category:

                                                                                   Redemption
Investment Funds by Strategy    Fair Value    Redemption Frequency Provisions    Notice Period
----------------------------   -----------   ---------------------------------   -------------
Equity Hedged (a)              $18,363,622   Monthly, Quarterly, Semi-Annually    30 - 65 days
Event Driven (b)                23,048,455     Monthly, Quarterly, Annually       30 - 90 days
Global Macro (c)                19,769,513   Monthly, Quarterly, Semi-Annually    5 - 180 days
Managed Futures (d)              9,170,702                Monthly                 3 - 15 days
Relative Value (e)               3,857,104          Monthly, Quarterly              45 days
                               -----------
                               $74,209,396
                               ===========

(a) This category includes investments in hedge funds that invest in domestic and international equity markets with a strong commitment to running portfolios on a highly hedged basis.

(b) This category includes investments in hedge funds that focus on corporate events such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and changes in senior management that have the potential to significantly change the future prospects, and the future valuation, of a company.

(c) This category includes investments in hedge funds that attempt to profit from large directional or relative value moves in any of the major asset classes. These managers benefit from large changes in the absolute or relative prices within or across asset classes.

(d) The managed futures strategy includes managers that typically attempt to profit from directional trading across the spectrum of asset classes. In general, positions are concentrated in commodities, currencies, interest rates and stock index markets.

(e) This category includes investments in hedge funds that attempt to exploit mispricing within different securities of either the same issuer or of issuers with similar fundamental characteristics.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At March 31, 2010, the Company has approximately $1.9 million in side pocket investments, totaling 2.4% of net assets, which are included in investment funds in the statement of assets and liabilities. The investment advisors of the investment funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of March 31, 2010, approximately 4.4% of the Company's investments (4.0% of net assets) were considered illiquid due to restrictions (excluding contractual lock-ups) implemented by the investment advisors of the investment funds.

     FUTURES CONTRACTS -- The Company utilized futures contracts during the year ended March 31, 2010. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. As of March 31, 2010, $503,018 was held at the broker as cash restricted for margin purposes. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the fair value of the contract.

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

     DEPOSITS WITH BROKER -- Amounts shown as deposits with broker represent funds held by broker and clearing agents, including amounts held as margin for the purposes of clearing futures transactions.

     FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 1.25% of average net assets through December 31, 2010. The Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Company to exceed the expense reimbursement percentages set forth above.

     INVESTMENT INCOME -- Interest income and expense is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore it is unlikely that the Company would be subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2007, 2008 and 2009 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.   INVESTMENT TRANSACTIONS

     For the year ended March 31, 2010, the Company made purchases of $20,777,438 and sales of $59,514,530 of investments.

     At March 31, 2010, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $69,155,017. At March 31, 2010, accumulated net unrealized appreciation on investment funds and registered investment company was $5,054,849 consisting of $10,740,579 gross unrealized appreciation and $(5,685,730) gross unrealized depreciation.

4.   BANK BORROWINGS

     The Company is permitted to borrow funds for a variety of reasons including for investment purposes, to meet repurchase requests, and for cash management purposes. Under the Company's credit facility, which expired on April 22, 2009, interest was based on the amount drawn under the credit facility. The Company did not have any bank borrowings between April 1, 2009 and April 22, 2009, and the credit facility was not renewed upon expiry.

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     The Company uses derivatives to engage in a portfolio overlay strategy meant to hedge (or offset) certain market risks, thereby generating additional returns and managing the portfolio's exposure to systematic risks. As a result, the exposure of the Company to derivatives is relatively minor, as the primary purpose of the portfolio is to generate excess returns by engaging in a diversified fund of funds strategy.

     The Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the Statement of Assets and Liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

     With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

     For exchange-traded contracts, the clearing organization functions as the counterparty of specific transactions and, therefore, bears the risk of delivery to and from counterparties to specific positions, which mitigates the credit risk of these instruments.

     The Company has adopted the provisions of ASC Topic 815, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133, ("ASC 815"). ASC 815 intends to provide users of financial statements with an enhanced understanding of: (i) how and why an entity uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for under applicable professional accounting standards; and (iii) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. Adoption of ASC 815 impacted disclosures only and had no impact on the Company's financial condition, results of operations or cash flows.

     During the year ended March 31, 2010, the Company traded 222 exchange traded future contracts that resulted in realized loss of $(1,288,646), as disclosed in the Statement of Operations. As of March 31, 2010, the Company had 11 open futures contracts with a fair value of $(5,500), as disclosed in the Schedule of Investments and Statement of Assets and Liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2010

6.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the years indicated:

                             YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                              MARCH 31,        MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                2010             2009              2008              2007              2006
                            -----------      ------------      ------------      ------------      ------------
Net asset value,
   beginning of year        $  1,149.90      $   1,317.75      $   1,310.17      $   1,282.59      $   1,119.53
Net investment loss              (15.47)           (25.81)           (34.80)           (37.53)           (35.00)
Realized and unrealized
   gain (loss) on
   investments                    88.32           (142.04)            42.38             65.11            198.06
                            -----------      ------------      ------------      ------------      ------------
Total from operations             72.85           (167.85)             7.58             27.58            163.06
                            -----------      ------------      ------------      ------------      ------------
Net asset value, end
   of year                  $  1,222.75      $   1,149.90      $   1,317.75      $   1,310.17      $   1,282.59
                            ===========      ============      ============      ============      ============
Net assets, end of year     $80,978,224      $106,125,121      $153,116,959      $171,442,358      $169,112,966
Ratio of net investment
   loss to average net
   assets(1)                      (1.26)%(2)        (2.04)%(3)        (2.52)%(4)        (2.92)%(5)        (2.93)%(6)
                            -----------      ------------      ------------      ------------      ------------
Ratio of operating
   expenses to average
   net assets(1)                   1.25%             1.81%(7)          2.00%             2.00%             2.00%
Ratio of bank
   borrowing expenses
   to average net assets           0.01%             0.27%             0.62%             0.99%             0.94%
                            -----------      ------------      ------------      ------------      ------------
Ratio of total expenses
   to average net assets(1)        1.26%(2)          2.08%(3)          2.62%(4)          2.99%(5)          2.94%(6)
                            -----------      ------------      ------------      ------------      ------------
Total return                       6.34%           (12.74)%            0.58%             2.15%            14.57%
Portfolio turnover                23.52%            27.51%            33.51%            27.39%            50.78%

(1) Ratios of net investment loss and expenses do not include expenses of the underlying investment funds.

(2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (1.37)% and 1.37%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.13)% and 2.15%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(7) For the period April 1, 2008 through December 31, 2008, the total expense cap was 2.00%. Effective January 1, 2009, the total expense cap was changed to 1.25%.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2010

7.   SUBSEQUENT EVENTS

     The Company adopted the provisions in ASC Topic 855, SUBSEQUENT EVENTS. The Company has evaluated the impact of subsequent events through the date of financial statement issuance noting no items that require adjustment to or disclosure in the financial statements.

8.   RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the FASB issued Accounting Standards Update No. 2010-06 ("ASU 2010-06"), IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years). The Company is currently assessing the impact that the adoption of ASU 2010-06 will have on the financial position, results of operations, or cash flows of the Company.

                                     *****

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Board of Managers of the Company is set forth below.

                                         TERM OF OFFICE AND                               NUMBER OF     OTHER
                           POSITION(S)     LENGTH OF TIME      PRINCIPAL OCCUPATION         FUNDS   DIRECTORSHIPS
  NAME, AGE AND ADDRESS  HELD WITH FUND        SERVED           DURING PAST 5 YEARS        OVERSEEN     HELD
------------------------ -------------- -------------------- ---------------------------- --------- -------------
John B. Rowsell, 52      Manager, Chief Manager since        Chief Executive Officer      Three     None
Man Investments (USA)    Executive      1/18/08 President    (2007), President (2003) and
LLC (MI USA)             Officer        and Principal        member of Investment
123 N. Wacker Drive,     of MI USA,     Executive Officer    Committee (2001), MI USA
28th Floor               Principal      since 1/13/04        (investment adviser)
Chicago, Illinois 60606  Executive
                         Officer

Marvin L. Damsma, 63     Manager        Perpetual until      Managing Partner and Chief   Three     None
c/o Man-Glenwood                        resignation or       Executive Officer of Octopus
Lexington                               removal Manager      Technology Solutions, LLC
Associates                              since 1/20/03
Portfolio, LLC

123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 67       Manager        Perpetual until      Principal/partner of         Three     None
c/o Man-Glenwood                        resignation or       American Partners
Lexington                               removal Manager      Consulting, a marketing
Associates Portfolio,                   since 1/20/03        organization
LLC
123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

Principal Officers Who
Are Not Managers:

Alicia Derrah, 52        Treasurer and  Since 1/20/03        Chief Financial Officer, MI
                         Principal                           USA (investment adviser)
                         Financial
                         and
                         Accounting
                         Officer

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 15, 2010, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in considering the amendment and renewal the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of the Adviser's investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of the members of the investment board who provide the investment advisory services to the Company and the current staffing levels and additions. The Board received information regarding the internal organization of Man Investments globally, the Adviser's role, and the continued commitment of resources to the Adviser. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board was not fully satisfied with the performance of the Company but recognized that a significant amount of liquidity was needed for the Company to maintain liquidity sufficient to honor tender requests during the turmoil in the global markets. The Board also noted that peer group funds generally maintained a higher risk level and less liquidity than the Company. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance preserved capital relative to other investments, consistent with the Company's objectives, and in relation to the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. The Board noted that the Adviser agreed to voluntarily extend the fee cap for the Company. The Board concluded that based on the information it had received that the advisory fee was prudent and that such fee was reasonable and appropriate.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser has in the past received a modest profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company, and that the voluntary continuation of the expense cap likely would result in the Adviser not receiving any profit from the Advisory Agreement. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company may not be profitable (or may be only nominally profitable) to the Adviser, the Adviser has voluntarily agreed to extend the expense cap, has committed to its continued support and commitment to the fund of funds business, and has expanded its portfolio management and marketing support teams, and that these factors, among others, support the continuation of the advisory fee. Based on review of the information received, the Board concluded that the advisory fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve the renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2010, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

------------------------------------------------------------------------------------------------------------------
                        Audit fees        Audit-related fees(1)         Tax fees(2)             All other fees
------------------------------------------------------------------------------------------------------------------
                 3/31/2009    3/31/2010   3/31/2009   3/31/2010    3/31/2009   3/31/2010    3/31/2009    3/31/2010
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Registrant        $16,800      $16,800      $8,400      $8,400      $72,900     $70,950        $0          $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

         (1) Fees relating to annual review
         (2) Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Man Investments (USA) LLC ("MI USA") and any entity controlling, controlled by or under common control with MI USA that were pre-approved by the Registrant's audit committee:

------------------------------------------------------------------------------------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------------------------------------------------------------------------------------------------------
                    3/31/2009     3/31/2010        3/31/2009       3/31/2010        3/31/2009         3/31/2010
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MI USA and          $220,170      $228,060         $570,380        $565,300            $0                $0
control entities
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to consents or agreed upon procedures.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Man Investments (USA) LLC (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Man Investments (USA) LLC, if any, and for services to any control entity of MI USA (if any) that provide ongoing services to the Registrant was $643,280 and $430,750 for the fiscal years ended March 31, 2009 and March 31, 2010, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                               PORTFOLIO MANAGERS

                          OTHER ACCOUNTS MANAGED TABLE
                             (As of March 31, 2010)

--------------------------------------------------------------------------------------------------------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)               Other Accounts
                              --------------------------------------------------------------------------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                                     of Accounts                 of Accounts                   Accounts
                                        Number of      Managed      Number of      Managed       Number of     Managed
          Portfolio Manager             Accounts     ($ million)    Accounts     ($ million)     Accounts    ($ million)
--------------------------------------------------------------------------------------------------------------------------
Matthew Kammerzell                          0             0             2            121             0            0
--------------------------------------------------------------------------------------------------------------------------
Arthur Holly                                0             0             3            477             0            0
--------------------------------------------------------------------------------------------------------------------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.

                PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                             (As of March 31, 2010)

--------------------------------------------------------------------------------------------------------------------------
                                         Registered Investment       Other Pooled Investment         Other Accounts
                                               Companies                   Vehicles(1)
                              --------------------------------------------------------------------------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                                     of Accounts                 of Accounts                   Accounts
                                        Number of      Managed      Number of      Managed       Number of     Managed
          Portfolio Manager             Accounts     ($ million)    Accounts     ($ million)     Accounts    ($ million)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Matthew Kammerzell                          0             0             2            112             0            0
--------------------------------------------------------------------------------------------------------------------------
Arthur Holly                                0             0             3            386             0            0
--------------------------------------------------------------------------------------------------------------------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager has been eligible to receive annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle also managed by the Adviser. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Man-Glenwood Lexington, LLC


                                        By:     /s/ John B. Rowsell
                                                ---------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                        Date:   June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By:     /s/ John B. Rowsell
                                                ---------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                        Date:   June 4, 2010


                                        By:     /s/ Alicia B. Derrah
                                                ---------------------------
                                                Alicia B. Derrah
                                                Principal Financial Officer

                                        Date:   June 4, 2010

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended